SHARE CAPITAL (Details Narrative)		3 Months Ended
	Feb. 28, 2025 CAD ($) shares	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 30, 2026 shares	Feb. 25, 2025 shares	Feb. 07, 2025 shares	Jan. 06, 2025 shares	Jan. 03, 2025 shares
IfrsStatementLineItems [Line Items]
Gross proceeds | $			$ 20,734,691
Options term description		may not exceed a term of ten years
Number of options, outstanding		0	0
Private placement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 24,544,583
Share issuance expense | $	3,992,393
Net proceeds | $	$ 20,552,190
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,030,922
Number of shares outstanding		1,030,922
Subordinate voting shares [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,065,120
Subordinate voting shares [member] | Post reverse split [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,130
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					4,000		8,808	2,767
Subordinate voting shares [member] | Series B warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736
Subordinate voting shares [member] | Series B warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					8		18	6
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,462
Subordinate voting shares [member] | Series A warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736
Subordinate voting shares [member] | Series A warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					5
Subordinate voting shares [member] | Pre-funded warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,011,616
Subordinate voting shares [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				169,811
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						188,000
Subordinate voting shares [member] | Directors and consultants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						376